Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000088731 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088731 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088731 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088731 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088731 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088731 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088731 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088731 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088731 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088731 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088731 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000088731 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000088731 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000088731 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000088731 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000088731 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000088731 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088731 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088731 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027654 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027654 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027654 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027654 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027654 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027654 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027654 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027654 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027654 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027654 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027654 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000027654 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000027654 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000027654 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000027654 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000027654 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000027654 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027654 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027654 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027656 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027656 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027656 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027656 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027656 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027656 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027656 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027656 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027656 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027656 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027656 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000027656 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000027656 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000027656 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000027656 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000027656 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000027656 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027656 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027656 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027659 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027659 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027659 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027659 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027659 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027659 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027659 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027659 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027659 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027659 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027659 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000027659 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000027659 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000027659 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000027659 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000027659 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000027659 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027659 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027659 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135447 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000135447 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000135447 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135447 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135447 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135447 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135447 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135447 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135447 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135447 | UnitedHealth Group, Inc. - FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135447 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000135447 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000135447 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000135447 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000135447 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000135447 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000135447 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000135447 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135447 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%